Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 4,437	$ 4,894	$ 1,959
Restricted cash	1,748
Accounts receivable	10,056	6,678	5,615
Prepaid expenses	1,275	2,547	1,309
Risk management assets	4,041	9,141	17,965
Current assets from discontinued operations			1,886
Total current assets	21,557	23,260	28,734
Oil and natural gas properties
Oil and natural gas properties Oil and natural gas properties, equipment and facilities	643,678	639,156	594,020
Material and supplies	1,057	1,054	771
Less accumulated depreciation, depletion, amortization, and impairments	(503,436)	(495,215)	(474,669)
Net oil and natural gas properties	141,299	144,995	120,122
Other assets
Debt issue costs	833	824	1,168
Risk management assets	131	1,461	7,431
Restricted cash		1,748	600
Other non-current assets	1,987	2,245	2,594
Long-term assets from discontinued operations			67,373
Total assets	165,807	174,533	228,022
Current liabilities
Accounts payable	627	12	480
Accrued liabilities	8,031	12,763	7,174
Royalty payable	1,338	1,242	1,418
Risk management liabilities	2,641		523
Debt			50,000
Current liabilities from discontinued operations			1,578
Total current liabilities	12,637	14,017	61,173
Other liabilities
Asset retirement obligation	9,919	9,513	7,665
Risk management liabilities	1,841		637
Other non-current liabilities		1,398	589
Debt	51,950	50,700	34,000
Other long-term liabilities from discontinued operations			7,692
Total other liabilities	63,710	61,611	50,583
Total liabilities	76,347	75,628	111,756
Commitments and contingencies
Members' equity
Total members' equity	89,460	98,905	116,266
Total liabilities and members' equity	165,807	174,533	228,022
Common Class A [Member]
Members' equity
Limited partners' capital account	1,581	2,591	2,326
Common Class B [Member]
Members' equity
Limited partners' capital account	$ 87,879	$ 96,314	$ 113,940